NET LOSS PER SHARE - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss		$ (5,002)	$ (5,828)	$ (23,676)
Denominator:
Weighted average shares outstanding-Basic	[1]	9,056	9,007	8,970
Potentially dilutive ordinary share equivalents-stock options and restricted stock
Weighted average shares outstanding-Diluted	[1]	9,056	9,007	8,970
Net loss per share Basic	[1]	$ (0.55)	$ (0.65)	$ (2.64)
Net loss per share Diluted	[1]	$ (0.55)	$ (0.65)	$ (2.64)

[1]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022. Net loss per share attributable to UTStarcom Holding Corp. (basic and diluted) for 2021 and 2020 have been recomputed to reflect retroactively the one-for-four reverse share split.